SUBSEQUENT EVENTS - Arbitration of Santo Antonio Energia S.A (Details) R$ in Thousands	Apr. 14, 2022 BRL (R$)
SUBSEQUENT EVENTS
Material disclosed	R$ 645,000
Capital increase	1,582,551
Provision for unsecured liabilities	R$ 705,864